Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.71%
Australia–0.64%
CSL Ltd.	41,763	$8,806,867
Brazil–1.42%
B3 S.A. - Brasil, Bolsa, Balcao	8,338,902	19,508,353
Canada–6.36%
Bank of Nova Scotia (The)	212,709	13,092,368
CGI, Inc., Class A(a)	482,981	41,026,311
Magna International, Inc.	225,733	16,987,896
Ritchie Bros. Auctioneers, Inc.	266,400	16,439,148
		87,545,723
China–9.30%
Alibaba Group Holding Ltd., ADR(a)	81,092	12,005,671
China Feihe Ltd.(b)	5,690,000	9,584,586
China Mengniu Dairy Co. Ltd.	4,137,000	26,613,658
JD.com, Inc., ADR(a)	213,948	15,455,603
Prosus N.V.	105,244	8,288,828
Tencent Holdings Ltd.	332,700	19,507,605
Wuliangye Yibin Co. Ltd., A Shares	221,997	7,541,810
Yum China Holdings, Inc.	499,134	29,004,677
		128,002,438
Denmark–2.84%
Carlsberg A/S, Class B	90,713	14,756,763
Novo Nordisk A/S, Class B	252,372	24,274,419
		39,031,182
France–6.42%
Arkema S.A.	150,705	19,935,715
Kering S.A.	19,498	13,867,484
LVMH Moet Hennessy Louis Vuitton SE	20,870	14,923,387
Pernod Ricard S.A.	61,696	13,492,115
Sanofi	166,154	15,994,745
Ubisoft Entertainment S.A.(a)	168,062	10,080,590
		88,294,036
Germany–1.96%
Deutsche Boerse AG	108,406	17,647,023
Knorr-Bremse AG	86,266	9,257,164
		26,904,187
Hong Kong–2.26%
AIA Group Ltd.	2,699,600	31,083,574
India–2.51%
HDFC Bank Ltd., ADR	472,576	34,540,580
Ireland–4.95%
CRH PLC	486,728	22,703,911
Flutter Entertainment PLC(a)	136,879	26,870,949
ICON PLC(a)	70,641	18,509,355
		68,084,215
Italy–2.49%
FinecoBank Banca Fineco S.p.A.(a)	1,889,887	34,249,615
Shares		Value
Japan–15.04%
Asahi Group Holdings Ltd.	415,400	$20,122,787
FANUC Corp.	41,400	9,063,022
Hoya Corp.	130,700	20,441,207
Keyence Corp.	15,900	9,527,043
Koito Manufacturing Co. Ltd.	322,500	19,391,606
Komatsu Ltd.	537,700	12,929,301
Nidec Corp.	86,000	9,540,429
Olympus Corp.	1,657,800	36,407,373
SMC Corp.	21,300	13,325,872
Sony Group Corp.	378,500	42,150,302
TIS, Inc.	514,600	14,065,205
		206,964,147
Macau–0.87%
Galaxy Entertainment Group Ltd.(a)	2,374,000	11,978,123
Mexico–1.52%
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,140,956	20,864,048
Netherlands–4.87%
ASML Holding N.V.	25,474	18,791,464
Heineken N.V.	185,770	19,311,293
Wolters Kluwer N.V.	273,190	28,876,966
		66,979,723
Singapore–1.44%
United Overseas Bank Ltd.	1,048,866	19,837,914
South Korea–3.54%
NAVER Corp.	70,281	22,900,663
Samsung Electronics Co. Ltd.	414,426	25,793,379
		48,694,042
Sweden–4.78%
Investor AB, Class B	1,589,491	34,033,747
Sandvik AB	1,388,141	31,680,328
		65,714,075
Switzerland–4.49%
Kuehne + Nagel International AG, Class R	41,693	14,167,175
Logitech International S.A., Class R	17,879	1,583,434
Nestle S.A.	238,580	28,705,684
Roche Holding AG	47,601	17,369,782
		61,826,075
Taiwan–2.40%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	295,120	32,950,148
United Kingdom–5.46%
Ashtead Group PLC	229,018	17,372,536
DCC PLC	131,037	10,845,816
Linde PLC	93,752	27,504,962
WPP PLC	1,442,968	19,389,404
		75,112,718

See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Shares		Value
United States–11.15%
Amcor PLC, CDI	1,989,624	$23,518,457
Booking Holdings, Inc.(a)	7,941	18,850,901
Broadcom, Inc.	81,346	39,447,116
Philip Morris International, Inc.	399,585	37,876,662
Schneider Electric SE	202,904	33,734,853
		153,427,989
Total Common Stocks & Other Equity Interests (Cost $890,370,584)		1,330,399,772
Money Market Funds–3.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	16,044,425	16,044,425
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	10,652,066	$10,656,326
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	18,336,486	18,336,486
Total Money Market Funds (Cost $45,032,256)		45,037,237
TOTAL INVESTMENTS IN SECURITIES—99.99% (Cost $935,402,840)		1,375,437,009
OTHER ASSETS LESS LIABILITIES–0.01%		186,468
NET ASSETS–100.00%		$1,375,623,477
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2021 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,470,872	$87,320,711	$(82,747,158)	$-	$-	$16,044,425	$2,833
Invesco Liquid Assets Portfolio, Institutional Class	7,989,157	61,771,484	(59,105,114)	681	118	10,656,326	1,166
Invesco Treasury Portfolio, Institutional Class	13,109,569	99,795,098	(94,568,181)	-	-	18,336,486	1,201
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	43,302,200	(43,302,200)	-	-	-	204*
Invesco Private Prime Fund	-	94,629,081	(94,629,081)	-	-	-	3,490*
Total	$32,569,598	$386,818,574	$(374,351,734)	$681	$118	$45,037,237	$8,894

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$8,806,867	$—	$8,806,867
Brazil	19,508,353	—	—	19,508,353
Canada	87,545,723	—	—	87,545,723
China	56,465,951	71,536,487	—	128,002,438
Denmark	—	39,031,182	—	39,031,182
France	—	88,294,036	—	88,294,036
Germany	9,257,164	17,647,023	—	26,904,187
Hong Kong	—	31,083,574	—	31,083,574
India	34,540,580	—	—	34,540,580
Ireland	18,509,355	49,574,860	—	68,084,215
Italy	—	34,249,615	—	34,249,615
Japan	—	206,964,147	—	206,964,147
Macau	—	11,978,123	—	11,978,123
Mexico	20,864,048	—	—	20,864,048
Netherlands	—	66,979,723	—	66,979,723
Singapore	—	19,837,914	—	19,837,914
South Korea	—	48,694,042	—	48,694,042
Sweden	—	65,714,075	—	65,714,075
Switzerland	—	61,826,075	—	61,826,075
Taiwan	32,950,148	—	—	32,950,148
United Kingdom	27,504,962	47,607,756	—	75,112,718
United States	96,174,679	57,253,310	—	153,427,989
Money Market Funds	45,037,237	—	—	45,037,237
Total Investments	$448,358,200	$927,078,809	$—	$1,375,437,009
Invesco V.I. International Growth Fund